Segment Information - Summary Of Acquisition Of Investment In Films And Television Programs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Acquisition of investment in films and television programs	$ 1,120.5	$ 1,568.4	$ 1,750.1
Motion Picture
Acquisition of investment in films and television programs	418.1	484.5	463.1
Television Production
Acquisition of investment in films and television programs	702.4	1,083.9	1,287.0
Starz Business of Lions Gate Entertainment Corp
Additions to programming content	747.5	915.5	865.8
Starz Business of Lions Gate Entertainment Corp | Starz Networks
Additions to programming content	742.3	905.4	853.3
Starz Business of Lions Gate Entertainment Corp | International
Additions to programming content	$ 5.2	$ 10.1	$ 12.5